Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2018, 2017 and 2016:

					Net balance receivable (payable)
	Years ended December 31,				as at December 31,
	2018	2017	2016	2018	2017

Key management compensation:
Executive salaries and remuneration (1)	$490	$720	$460	$-	$-
Severance	184	-	-	-	-
Directors fees	27	98	8	(7)	(2)
Share-based payments	118	351	245	-	-
	$819	$1,169	$713	$(7)	$(2)

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (2)	2	(16)	(41)	1	1

(1) Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2) The companies include Endeavour, Aztec Minerals Corp., a company sharing one common director, (“AzMin”) and AzMet.

The above transactions are incurred in the normal course of business. Note 7(a) for the Sale Transaction with Endeavour; and Note 8 for marketable securities held in Endeavour, AzMin and AzMet.